Note 7 - Property, Manufacturing Facility and Equipment (Detail) - Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Comp (EUR €)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Depreciation	€ 276	€ 230	€ 184
Net Book Value	7,449	8,508
Land and Building [Member]
Cost	2,686	2,643
Accumulated Depreciation	1,559	1,480
Net Book Value	1,127	1,163
Other Capitalized Property Plant and Equipment [Member]
Cost	15,553	15,464
Accumulated Depreciation	11,352	10,392
Net Book Value	4,201	5,072
Industrial Equipment [Member]
Cost	1,765	1,739
Accumulated Depreciation	1,248	1,134
Net Book Value	517	605
Furniture and Fixtures [Member]
Cost	883	830
Accumulated Depreciation	571	513
Net Book Value	312	317
Leasehold Improvements [Member]
Cost	1,310	1,126
Accumulated Depreciation	553	379
Net Book Value	757	747
Internally Developed Software [Member]
Cost	750	708
Accumulated Depreciation	300	249
Net Book Value	450	459
Construction in Progress [Member]
Cost	85	145
Accumulated Depreciation	0	0
Net Book Value	85	145
Total [Member]
Cost	23,032	22,655
Accumulated Depreciation	15,583	14,147
Net Book Value	€ 7,449	€ 8,508